                                                              File No. 333-23723
                                                              File No. 811-8836
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
                     Post-Effective Amendment No.    8                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                                    Amendment No.   26                     [X]
                                                 ----------
                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT VIII
                             (VARIFLEX SIGNATURE)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                                                   Copies to:

Amy J. Lee, Associate General Counsel              Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                       Dechert
One Security Benefit Place                         1775 Eye Street N.W.
Topeka, KS 66636-0001                              Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2003

It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 1, 2003, pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]    on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  Securities  Being  Registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

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                     VARIFLEX SIGNATURE(R) VARIABLE ANNUITY

                 INDIVIDUAL AND GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
--------------------------------------------------------------------------------

     This  Prospectus  describes  the  Variflex  Signature  Variable  Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance Company (the "Company"). The Contract
is  available  for  individuals  as a non-tax  qualified  retirement  plan.  The
Contract is also  available  for  individuals  and groups in  connection  with a retirement  plan qualified  under Section 401,  403(b),  408, 408A or 457 of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account  VIII,  or  to  the  Fixed  Account.   Each  Subaccount   invests  in  a
corresponding  mutual  fund  ("Underlying  Fund").  The  Subaccounts   currently
available under the Contract are:

o  Equity                     o  Equity Income
o  Large Cap Value            o  High Yield
o  Money Market               o  Small Cap Value
o  Global                     o  Social Awareness
o  Diversified Income         o  Technology
o  Large Cap Growth           o  Mid Cap Value
o  Enhanced Index             o  Main Street Growth
o  International                 and Income(R)
o  Mid Cap Growth             o  Small Cap Growth
o  Managed Asset Allocation   o  Select 25

     Amounts  allocated to the Fixed Account will accrue  interest at rates that are paid by the Company as described in "The Fixed  Account."  Contract Value in the Fixed Account is guaranteed by the Company.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     You may return a Contract  according to the terms of its  Free-Look  Right.
See "Free-Look Right."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed
with  the  Securities  and  Exchange   Commission  contains  certain  additional
information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing the Company at One Security  Benefit  Place,
Topeka, Kansas 66636 or by calling 1-800-888-2461. The contents of the Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

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                                TABLE OF CONTENTS
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INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   Restrictions Under the Texas

   Tax Status of Security Benefit
     and the Separate Account.........................   32
   Income Taxation of Annuities in

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending  on the  Annuity  Start  Date or,  if  earlier,  when you  terminate  the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE-- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY START DATE -- The date when annuity payments are to begin.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT DATE -- The date shown as the Contract Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     CONTRACT  VALUE -- The total  value of a Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Owner or the Joint  Owner  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GROUP  CONTRACT  -- A  Contract  issued  to a group  in  connection  with a
Qualified Plan under which record of participants'  interests in the Contract is not maintained by the Company.

     HOSPITAL -- An institution that is licensed as such by the Joint Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     QUALIFIED  SKILLED NURSING FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

     SEPARATE  ACCOUNT -- The SBL  Variable  Annuity  Account  VIII.  A separate account of the Company that  consists of accounts,  referred to as  Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     TERMINAL  ILLNESS -- An incurable  condition  that with a degree of medical certainty will result in death within one year.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal charges, and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described under "The Fixed Account" and is also described in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the  Contract,  on a group or individual  basis, in connection with a retirement plan qualified under
Section 401, 403(b),  408, 408A, or 457 of the Internal Revenue Code of 1986, as
amended.  These plans are sometimes referred to in this Prospectus as "Qualified
Plans."

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests exclusively in shares of a corresponding Underlying Fund.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE   PAYMENTS  --  The  minimum  initial   purchase  payment  is  $25,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. A death benefit is not  available,  however,  under a
Group Contract. See "Death Benefit" for more information.  The Contract provides for several  Annuity Options on either a variable basis, a fixed basis, or both.
The Company  guarantees  annuity payments under the fixed Annuity  Options.  See
"Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed  Account  plus the  Contract  Value in the  Subaccounts  plus any  charges deducted  from  Contract  Value in the  Subaccounts.  The  Company  will  refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before  allocating them to the Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal charge). The amount of the withdrawal charge depends on the Contract Year in which the withdrawal is made. The withdrawal charge will be waived on  withdrawals  to the extent  that total  withdrawals  in a Contract
Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.  The Free  Withdrawal  amount is equal in the first Contract
Year, to 10% of purchase  payments  made during the year and, in any  subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year. The withdrawal  charge generally  applies to the portion of any withdrawal that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals  of  earnings.  The amount of the charge will depend on the Contract
Year in which the withdrawal is made according to the following schedule:

------------------- -------------------------
  CONTRACT YEAR        WITHDRAWAL CHARGE
------------------- -------------------------
        1                      6%
        2                      6%
        3                      5%
        4                      4%
        5                      3%
        6                      2%
   7 and later                 0%
------------------- -------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 6% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 5 years. Subject to insurance  department approval,  the Company will also waive the  withdrawal  charge on a full or partial  withdrawal  if the Owner has been diagnosed with a medically  determinable  condition which results in a life expectancy of one year or less, or upon  confinement  to a Hospital or Qualified
Skilled  Nursing  Facility  for 90  consecutive  days or more.  See  "Contingent
Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE.  The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.25% of each  Subaccount's  average daily net assets (1.2% with respect to  Contract  Value  applied  under  Annuity  Options 1 through 4, 7 and 8). See
"Mortality and Expense Risk Charge."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The Company does not assess the  administration  charge  against  Contract Value which  has  been  applied  under  Annuity  Options  1  through  4, 7 and 8.  See
"Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will usually be deducted on  annuitization  or upon full  withdrawal if a premium  tax  was  incurred  by  the  Company  and is  not  refundable.  Partial withdrawals,  including systematic withdrawals,  may be subject to a premium tax charge if a premium tax is incurred on the  withdrawal by the Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses,  see the Prospectus for each Underlying Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461.

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EXPENSE TABLES

     The following  tables describe the fees and expenses that you will pay when buying, owning, and surrendering that Contract.

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CONTRACT  OWNER  TRANSACTION  EXPENSES  are  fees an that  you will pay when you purchase the Contracd expenses withdrawals from the Contract.  The information t or make does not reflect state premium taxes, which maybelow  applicable to your
Contract.
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   Sales Load on Purchase Payments                                     None
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   Deferred Sales Charge (as a percentage of amount
    withdrawn attributable to Purchase Payments)                       6%(1)
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   Transfer Fee (per transfer)                                         None
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PERIODIC  EXPENSES are fees and expenses that you will pay
 periodically  during the time that you own the  Contract,  not including  fees and  expenses  of the Underlying Funds.
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of
    average Contract Value)
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     Annual Mortality and Expense Risk Charge                          1.25%
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     Annual Administration Charge                                      0.15%
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     Total Separate Account Annual Expenses                            1.40%
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1  The amount of the contingent deferred sales charge is determined by reference to the Contract  Year in which the  withdrawal  is made.  Withdrawals  in the first Contract Year are subject to a charge of 6% declining to 0% in Contract
   Year 7 and later. A free withdrawal is available equal to (1) 10% of Purchase
   Payments in the first  Contract  Year,  and (2) 10% of Contract  Value at the
   beginning of the Contract Year in each  subsequent  Contract  Year. See "Full and Partial  Withdrawals"  and  "Contingent  Deferred  Sales Charge" for more information.
--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.58%         2.11%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:
-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                      $354    $1,077   $1,822  $3,783
-------------------------------------------------------------
If you do not surrender
your Contract                898     1,451    2,014   3,783
-------------------------------------------------------------

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CONDENSED FINANCIAL                                                                                                                            1998
INFORMATION

     The following condensed financial  information  presents  accumulation unit values for each of the years in the period ending  December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.

----------------------------------------------------------------------------
                                   2002       2001        2000(4)    1999(3)
EQUITY SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $20.08      $22.99      $26.71     $25.06
   End of period..............     $15.03      $20.08      $22.99     $26.71
Accumulation units outstanding
at the end of period..........  1,333,240   4,164,027   4,584,878  5,225,093
----------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $16.82      $18.08      $19.65     $19.58
   End of period..............     $12.58      $16.82      $18.08     $19.65
Accumulation units outstanding
at the end of period..........  1,026,513   2,506,792   2,614,710  3,145,165
----------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $12.72      $12.43      $11.89     $11.51
   End of period..............     $12.69      $12.72      $12.43     $11.89
Accumulation units outstanding
at the end of period..........    994,339   3,232,846   2,820,774  2,554,229
----------------------------------------------------------------------------
GLOBAL SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $22.00      $25.43      $24.88     $16.43
   End of period..............     $16.76      $22.00      $25.43     $24.88
Accumulation units outstanding
at the end of period..........  1,217,331   2,877,451   3,132,827  2,659,740
----------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $14.03      $13.28      $12.40     $13.07
   End of period..............     $15.12      $14.03      $13.28     $12.40
Accumulation units outstanding
at the end of period..........  1,537,178   2,839,928   2,408,046  2,665,337
----------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period........    $  6.59       $7.90      $10.00        ---
   End of period..............    $  4.74       $6.59       $7.90        ---
Accumulation units outstanding
at the end of period..........    937,042     442,288     196,598        ---
----------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT

Accumulation unit value:
   Beginning of period........    $  8.45       $9.85      $11.13     $10.00
   End of period..............    $  6.42       $8.45       $9.85     $11.13
Accumulation units outstanding
at the end of period..........    699,402   1,315,874   1,292,504    525,132
----------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT

Accumulation unit value:
   Beginning of period........    $  7.53      $10.11      $12.88     $10.00
   End of period..............    $  5.90       $7.53      $10.11     $12.88
Accumulation units outstanding
at the end of period..........    284,042     463,078     419,334    130,329
----------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $29.36      $34.99      $30.38     $19.04
   End of period..............     $20.41      $29.36      $34.99     $30.38
Accumulation units outstanding
at the end of period..........    784,830   2,139,207   2,375,134  1,782,076
----------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
Accumulation unit value:
   Beginning of period........     $15.97      $17.06      $17.46     $16.14
   End of period..............     $14.23      $15.97      $17.06     $17.46
Accumulation units outstanding
at the end of period..........    758,246   2,145,464   2,347,448  2,496,544
----------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $21.13      $21.15      $19.00     $18.69
   End of period..............     $18.04      $21.13      $21.15     $19.00
Accumulation units outstanding
at the end of period..........  1,014,317   2,590,290   2,832,466  3,406,579
----------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $12.34      $11.99      $12.35     $12.36
   End of period..............     $12.22      $12.34      $11.99     $12.35
Accumulation units outstanding
at the end of period..........    887,016   1,266,242   1,288,003  1,097,087
----------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $12.81      $10.64      $10.00        ---
   End of period..............     $11.75      $12.81      $10.64        ---
Accumulation units outstanding
at the end of period..........    574,457     855,350     151,980        ---
----------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $19.61      $22.88      $26.64     $23.04
   End of period..............     $15.09      $19.61      $22.88     $26.64
Accumulation units outstanding
at the end of period..........    648,770   1,500,670   1,822,026  1,693,412
----------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT

Accumulation unit value:
   Beginning of period........    $  4.54       $6.07      $10.00        ---
   End of period..............    $  2.79       $4.54       $6.07        ---
Accumulation units outstanding
at the end of period..........    635,118     698,859     457,192        ---
----------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $25.33      $23.12      $17.53     $14.96
   End of period..............     $21.46      $25.33      $23.12     $17.53
Accumulation units outstanding
at the end of period..........  1,390,712   2,372,237   2,278,938  1,674,949
----------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME(R) SUBACCOUNT

Accumulation unit value:
   Beginning of period........    $  7.93       $8.93      $10.00        ---
   End of period..............    $  6.31       $7.93       $8.93        ---
Accumulation units outstanding
at the end of period..........    608,687     817,450     513,754        ---
----------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period........     $12.41      $17.45      $19.39     $10.50
   End of period..............    $  8.99      $12.41      $17.45     $19.39
Accumulation units outstanding
at the end of period..........    818,138   1,540,202   1,768,279    955,644
----------------------------------------------------------------------------
SELECT 25 SUBACCOUNT

Accumulation unit value:
   Beginning of period........    $  9.00      $10.14      $12.25     $10.00
   End of period..............    $  6.51       $9.00      $10.14     $12.25
Accumulation units outstanding
at the end of period..........  1,040,530   1,983,798   2,207,394  1,016,866
----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                   1998       1997(2)     1996        1995(1)
EQUITY SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $20.26      $15.96     $13.20      $10.00
   End of period..............      $25.06      $20.26     $15.96      $13.20
Accumulation units outstanding
at the end of period..........   4,778,310   3,449,970  1,987,463     289,693
-----------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $18.46      $14.80     $12.70      $10.00
   End of period..............      $19.58      $18.46     $14.80      $12.70
Accumulation units outstanding
at the end of period..........   3,161,657   2,571,374  1,388,519     248,974
-----------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $11.12      $10.72     $10.35      $10.00
   End of period..............      $11.51      $11.12     $10.72      $10.35
Accumulation units outstanding
at the end of period..........   2,099,523   1,754,200  1,520,180     288,907
-----------------------------------------------------------------------------
GLOBAL SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $13.87      $13.21     $11.42      $10.00
   End of period..............      $16.43      $13.87     $13.21      $11.42
Accumulation units outstanding
at the end of period..........   2,293,514   1,835,594  1,183,160     126,206
-----------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $12.27      $11.31     $11.56      $10.00
   End of period..............      $13.07      $12.27     $11.31      $11.56
Accumulation units outstanding
at the end of period..........   2,409,250   1,607,065  1,631,708     244,306
-----------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $16.37      $13.84     $11.89      $10.00
   End of period..............      $19.04      $16.37     $13.84      $11.89
Accumulation units outstanding
at the end of period..........   1,468,017   1,234,228    772,390     133,581
-----------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
SUBACCOUNT
Accumulation unit value:
   Beginning of period........      $13.82      $11.84     $10.64      $10.00
   End of period..............      $16.14      $13.82     $11.84      $10.64
Accumulation units outstanding
at the end of period..........   1,927,318   1,213,323    715,033     231,852
-----------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $17.38      $13.73     $11.61      $10.00
   End of period..............      $18.69      $17.38     $13.73      $11.61
Accumulation units outstanding
at the end of period..........   3,562,159   3,117,060  1,764,015     267,317
-----------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $11.84      $10.00        ---         ---
   End of period..............      $12.36      $11.84        ---         ---
Accumulation units outstanding
at the end of period..........     945,133     316,416        ---         ---
-----------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $17.78      $14.69     $12.56      $10.00
   End of period..............      $23.04      $17.78     $14.69      $12.56
Accumulation units outstanding
at the end of period..........   1,140,285     541,120    220,549      37,149
-----------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT

Accumulation unit value:
   Beginning of period........      $13.01      $10.00        ---         ---
   End of period..............      $14.96      $13.01        ---         ---
Accumulation units outstanding
at the end of period..........   1,108,840     372,693        ---         ---
-----------------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME(R) SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT

Accumulation unit value:
   Beginning of period........       $9.55      $10.00        ---         ---
   End of period..............      $10.50       $9.55        ---         ---
Accumulation units outstanding
at the end of period..........     280,763      25,182        ---         ---
-----------------------------------------------------------------------------
SELECT 25 SUBACCOUNT

Accumulation unit value:
   Beginning of period........         ---         ---        ---         ---
   End of period..............         ---         ---        ---         ---
Accumulation units outstanding
at the end of period..........         ---         ---        ---         ---
-----------------------------------------------------------------------------
1   From inception date of April 1, 1995.

2   Mid Cap Value  Subaccount  for the period July 3, 1997  (inception)  through
    December 31, 1997.  Small Cap Growth  Subaccount  for the period October 15,
    1997 (inception) through December 31, 1997.

3   Enhanced  Index  Subaccount,   International   Subaccount,   and  Select  25
    Subaccount for the period May 3, 1999 (inception) through December 31, 1999.

4   Large  Cap  Growth  Subaccount,  Small  Cap  Value  Subaccount,   Technology
    Subaccount  and Main Street Growth and Income(R)  Subaccount  for the period
    May 1, 2000 (inception) through December 31, 2000.  Beginning this year, the
    Accumulation  units  outstanding  at the end of period  reflect  the  actual number of units for Variflex Signature  contracts.  Prior to 2000, the total number of units was reported for the entire Separate Account.

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002,
The Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  The Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on September  12, 1994.  The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of the Company. K.S.A. 40-436 provides that assets in a separate account  attributable to the reserves and other  liabilities  under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent the  contracts  so provide. The Contract contains such a provision.  The Company owns the assets in the  Separate  Account  and is required  to  maintain  sufficient  assets in the
Separate Account to meet all Separate Account  obligations  under the Contracts.
The Company may transfer to its General  Account assets that exceed  anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes,  but not to support contracts other than  variable  annuity  contracts,  and may  accumulate  in the  Separate
Account  proceeds from Contract  charges and  investment  results  applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other Underlying Funds or in other securities,  or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company and is  registered  with the SEC under the 1940 Act.  Such  registration does not involve  supervision by the SEC of the investments or investment policy of the Fund. Each Underlying Fund pursues  different  investment  objectives and policies.

     Shares of the Underlying  Funds  currently are offered only for purchase by separate  accounts of the Company to serve as an investment  medium for variable life insurance  policies and variable  annuity  contracts issued by the Company.
Thus, the Underlying Funds serve as an investment  medium for both variable life insurance  policies  and  variable  annuity  contracts.  This is  called  "mixed funding."  Shares  of the  Underlying  Funds  also may be sold in the  future to separate  accounts  of  other  insurance  companies,  both  affiliated  and  not affiliated  with the  Company.  This is called  "shared  funding."  The  Company currently  does not foresee any  disadvantages  to  Contractowners  arising from either mixed or shared funding;  however, due to differences in tax treatment or other considerations,  it is theoretically possible that the interests of owners of various  contracts  for which the  Underlying  Funds  serve as an  investment medium might at some time be in conflict.  However,  the Company, the Underlying
Fund Board of Directors,  and any other insurance  companies that participate in the  Underlying  Funds in the future are required to monitor  events in order to identify any material  conflicts that arise from the use of the Underlying Funds for mixed  and/or  shared  funding.  The  Underlying  Fund Board of Directors is required to determine what action,  if any, should be taken in the event of such a conflict.  If such a conflict were to occur,  the Company might be required to withdraw  the  investment  of one or  more of its  separate  accounts  from  the
Underlying  Funds.  This might force an  Underlying  Fund to sell  securities at disadvantageous prices.

     A summary of the investment  objective of each Underlying Fund is set forth below.  We cannot assure that any  Underlying  Fund will achieve its  objective.
More detailed  information  is contained in the  prospectus  of each  Underlying
Fund,  including  information on the risks  associated  with the investments and investment techniques.

     PROSPECTUSES  FOR THE UNDERLYING  FUNDS SHOULD BE READ IN CONJUNCTION  WITH
THIS PROSPECTUS.

SERIES A (EQUITY)  -- Amounts  that you  allocate to the Equity  Subaccount  are invested in SBL Fund, Series A. The investment  objective of Series A is to seek long-term  growth  of  capital  by  investing  at  least  80% of its net  assets
(including  any  borrowings  for  investment  purposes) in a widely  diversified portfolio of equity securities,  which may include American  Depository Receipts
("ADRs") and convertible securities.

SERIES B (LARGE CAP VALUE) -- Amounts  that you  allocate to the Large Cap Value
Subaccount are invested in SBL Fund,  Series B. Series B seeks long-term  growth of capital by investing  at least 80% of its net assets in  large-capitalization companies.  The Series' stock  investments may include common stocks,  preferred
stocks   and   convertible   securities   of  both   U.S.   issuers   and   U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY  MARKET)  --  Amounts  that you  allocate  to the  Money  Market
Subaccount  are  invested in SBL Fund,  Series C. The  investment  objective  of
Series C is to provide as high a level of current  income as is consistent  with preservation  of capital by investing in money  market  securities  with varying maturities.

SERIES D (GLOBAL)  -- Amounts  that you  allocate to the Global  Subaccount  are invested in SBL Fund, Series D. The investment  objective of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME) -- Amounts that you allocate to the  Diversified
Income Subaccount are invested in SBL Fund,  Series E. The investment  objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH) -- Amounts that you allocate to the Large Cap Growth
Subaccount  are  invested in SBL Fund,  Series G. The  investment  objective  of
Series G is to seek long-term growth of capital by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in common stock and other  equity  securities  of large  capitalization  companies  (defined  as companies  whose  total  market  value  is at least  $5  billion  at the time of purchase).

SERIES H (ENHANCED  INDEX) -- Amounts that you  allocate to the  Enhanced  Index
Subaccount  are  invested in SBL Fund,  Series H. The  investment  objective  of
Series H is to seek to  outperform  the S&P 500 Index  through  stock  selection resulting in different weightings of common stocks relative to the index.

SERIES I  (INTERNATIONAL)  -- Amounts  that you  allocate  to the  International
Subaccount  are  invested in SBL Fund,  Series I. The  investment  objective  of
Series I is to seek long-term  capital  appreciation  by investing  primarily in equity  securities of companies  located  outside the United  States,  including emerging markets.

SERIES J (MID CAP  GROWTH) -- Amounts  that you  allocate  to the Mid Cap Growth
Subaccount  are  invested in SBL Fund,  Series J. The  investment  objective  of
Series J is to seek  capital  appreciation  by investing at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES N (MANAGED ASSET  ALLOCATION) -- Amounts that you allocate to the Managed
Asset Allocation  Subaccount are invested in SBL Fund,  Series N. The investment objective  of  Series N is to seek a high  level of total  return  by  investing approximately  60% of its total assets in common stocks and 40% in  fixed-income securities.

SERIES O (EQUITY  INCOME)  -- Amounts  that you  allocate  to the Equity  Income
Subaccount  are  invested in SBL Fund,  Series O. The  investment  objective  of
Series O is to seek to provide  substantial  dividend  income  and also  capital appreciation  by  investing  at least  80% of its net  assets in with 65% of the common stocks of well-established companies paying above-average dividends.

SERIES P (HIGH YIELD) -- Amounts that you allocate to the High Yield  Subaccount are invested in SBL Fund,  Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE) -- Amounts  that you  allocate to the Small Cap Value
Subaccount  are  invested in SBL Fund,  Series Q. The  investment  objective  of
Series Q is to seek  capital  growth by investing at least 80% of its net assets
(including  any   borrowings  for  investment   purposes)  in  stocks  of  small
capitalization  companies  (defined as  companies  with a market  capitalization substantially  similar to that of companies  in the Russell  2500TM Index at the time of investment).

SERIES S (SOCIAL AWARENESS) -- Amounts that you allocate to the Social Awareness
Subaccount  are  invested in SBL Fund,  Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T (TECHNOLOGY) -- Amounts that you allocate to the Technology  Subaccount are invested in SBL Fund,  Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets
(including any borrowings for investment  purposes) in the equity  securities of technology companies.

SERIES V (MID CAP  VALUE)  --  Amounts  that you  allocate  to the Mid Cap Value
Subaccount  are  invested in SBL Fund,  Series V. The  investment  objective  of
Series V is to seek long-term growth of capital by investing at least 80% of its net assets  (including any borrowings for investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES W (MAIN STREET GROWTH AND  INCOME(R)) -- Amounts that you allocate to the
Main Street Growth and Income(R)  Subaccount are invested in SBL Fund, Series W.
The  investment  objective  of  Series W is to seek  high  total  return  (which includes  growth in the  value of its  shares as well as  current  income)  from equity and debt securities.

SERIES X (SMALL CAP GROWTH) -- Amounts that you allocate to the Small Cap Growth
Subaccount  are  invested in SBL Fund,  Series X. The  investment  objective  of
Series X is to seek long-term growth of capital by investing at least 80% of its net  assets  (including  any  borrowings  for  investment  purposes)  in  equity securities of companies with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT 25) -- Amounts  that you  allocate to the Select 25  Subaccount are invested in SBL Fund,  Series Y. The investment  objective of Series Y is to seek long-term  growth of capital by focusing its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place,  Topeka,  Kansas 66636,  serves as Investment  Adviser to each Underlying
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell securities for the Series except Series
B (Large Cap Value),  Series D (Global),  Series H  (Enhanced  Index),  Series I
(International),  Series N (Managed Asset Allocation), Series O (Equity Income),
Series Q (Small Cap Value), Series T (Technology),  Series W (Main Street Growth
and Income(R)), and Series X (Small Cap Growth). See the accompanying Underlying
Fund  prospectus  for details.  The  Investment  Adviser has engaged The Dreyfus
Corporation,  200 Park Avenue,  New York, New York 10166, to provide  investment advisory  services to Series B (Large Cap Value);  OppenheimerFunds,  Inc.,  498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to Series D (Global) and Series W (Main Street  Growth and  Income(R));
Northern Trust Investments,  Inc., 50 La Salle Street, Chicago,  Illinois 60675,
to provide investment advisory services to Series H (Enhanced Index);  Templeton
Investment  Counsel,  LLC, 500 East Broward Boulevard,  Ft. Lauderdale,  Florida
33394 to provide investment  advisory services to Series I  (International);  T.
Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 to
provide investment  advisory services to Series N (Managed Asset Allocation) and
Series O (Equity Income);  Strong Capital Management  Corporation,  100 Heritage
Reserve,  Menomonee,  Wisconsin 53051 to provide investment advisory services to
Series Q (Small Cap Value);  Wellington Management Company LLP, 75 State Street,
Boston,  Massachusetts 02109 to provide investment advisory services to Series T
(Technology);  and RS  Investment  Management,  L.P.,  388  Market  Street,  San
Francisco,  California 94111 to provide investment advisory services to Series X
(Small Cap Growth).

     The investment  objectives and policies of certain of the Underlying  Funds are similar to the  investment  objectives  and  policies of other  mutual funds managed  by the  Investment  Adviser  or by  other  subadvisers  engaged  by the
Investment  Adviser.  Although the objectives  and policies may be similar,  the investment  results  of the  Underlying  Fund may be  higher  or lower  than the results of the similar mutual funds. It cannot be guaranteed that the investment results of similar funds will be comparable to the Underlying  Funds even though managed by the same entity.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The Company also issues the Group Contract offered by this  Prospectus.  It is identical  to the  individual  form of the Contract in all material  respects except the death benefit and annuity option provisions.  The Group Contract does not provide a death benefit and makes annuity options  available to Participants only upon receipt of certain  distributions from the Qualified Plan. The annuity rates  available  to  Participants  are  guaranteed  in the Group  Contract.  An individual  annuity contract will be issued to a Participant who elects to apply a distribution from the Plan to purchase an annuity from the Company.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements  of Section  401,  403(b),  408,  408A or 457 of the  Internal
Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are currently available to retirement  plans that qualify as (1) pension,  profit-sharing  and
401(k) plans  established by an employer for the benefit of its employees  under
Section 401, including  self-employed  individuals'  retirement plans (sometimes called HR-10 and Keogh plans),  (2) traditional  and Roth individual  retirement accounts or annuities,  including  traditional  IRAs  established by an employer under a simplified  employees  pension  plan,  (3) SIMPLE IRA plans  established under  Section  408, (4) annuity  purchase  plans of public  school  systems and
certain   tax-exempt   organizations   under  Section  403(b)  or  (5)  deferred
compensation  plans  for  employees  established  by a unit of a state  or local government or by a tax-exempt  organization  under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing  the  Contract as an  investment  vehicle for a Qualified  Plan,  you should consider that the Contract does not provide any additional tax advantages beyond that already available through the Qualified Plan. However,  the Contract does offer  features  and benefits in addition to  providing  tax deferral  that other  investments may not offer,  including  death benefit  protection for your beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $25,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company,  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than 1% of any payment being  allocated to any one  Subaccount or the Fixed
Account.  The  allocations  must be  whole  percentages  and  must  total  100%.
Available allocation alternatives include the nineteen Subaccounts and the Fixed
Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application or the proper form is completed,  signed, and filed at the Company's
Administrative  Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has  received a Dollar Cost  Averaging  Request in proper form at its  Administrative  Office, the Company will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly  anniversary,  whichever corresponds to the period selected, of the date of receipt at the Administrative  Office of a Dollar Cost Averaging Request
in proper form.  Transfers  will be made until the total amount elected has been transferred,  or until Contract Value in the Subaccount from which transfers are made has been depleted.  Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the  Administrative  Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  The  Company  may  discontinue,  modify,  or suspend  the  Dollar  Cost
Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be
received   by   the   Company   at   its   Administrative   Office.   An   Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset  Reallocation  Request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the
end  of  the  Valuation  Date  on  which  the  transfer  is  effected.   Amounts
periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the right to  charge a fee for,  the Asset
Reallocation Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Start Date, you may transfer
Contract  Value  among  the  Subaccounts  upon  proper  written  request  to the
Company's  Administrative  Office.  You may make transfers (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone if the Telephone  Transfer  section of the  application  or the proper form has been  completed,  signed  and  filed  at the  Company's  Administrative
Office.  The minimum transfer amount is $500, or the amount remaining in a given
Subaccount.  The minimum  transfer  amount does not apply to transfers under the
Dollar Cost Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account."

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing  strategy,  making  programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the underlying funds,  the  Company  may among  other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.  Also,  certain of the underlying  funds may have in place  limits on the  number of  transfers  permitted  in a Contract
Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves  the  right  to  limit  the  size and  frequency  of  transfers  and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the  Subaccounts  will be  invested  in shares of the  corresponding  Underlying
Funds. The investment  performance of the Subaccounts will reflect  increases or decreases in the net asset value per share of the corresponding  Underlying Fund and any dividends or distributions  declared by a Underlying Fund. Any dividends or distributions  from any Underlying Fund will be  automatically  reinvested in shares  of the same  Underlying  Fund,  unless  the  Company,  on  behalf of the
Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.  In addition,  other transactions  including  loans,  full or  partial  withdrawals,  transfers,  and assessment  of  certain  charges  against  the  Contract  affect  the  number of
Accumulation  Units  credited  to a  Contract.  The number of units  credited or debited in connection  with any such  transaction  is determined by dividing the dollar amount of such transaction by the price of the affected  Subaccount.  The price of each Subaccount is determined on each Valuation Date as of the close of the  New  York  Stock  Exchange  ("NYSE"),  normally  3:00  p.m.  Central  Time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit Value  determined on the following  Valuation  Date. The price of each  Subaccount  may be  determined  earlier if trading on the NYSE is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions paid by the Underlying Fund, (3) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount,  (4) the mortality  and expense risk charge under the Contract,  and
(5) the administration charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received  by the  Company  at its  Administrative  Office.  A proper  Withdrawal
Request  form must  include the  written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges and any  uncollected  premium taxes.

     The  Company  requires  the  signature  of all  Owners on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable  withdrawal  charge and premium tax. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $5,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value  in the  Subaccounts  and the  Fixed  Account  according  to the
Contractowner's instructions to The Company. If a Contractowner does not specify the  allocation,  The Company will deduct the withdrawal from the Contract Value in the  Subaccounts  and the  Fixed  Account  in the  same  proportion  that the
Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a  withdrawal  charge if a  withdrawal  is made  during the first six
Contract  Years and may be subject  to a premium  tax  charge to  reimburse  the
Company  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities.  See "Contingent  Deferred Sales Charge" and "Premium
Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 401(a),  403(b),  408 or 457 of the Internal Revenue Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to  receive  systematic  withdrawals  while the Owner is living  and  before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic  Payments  form to the  Company at its  Administrative  Office.  This option may be elected at any time. A Contractowner  may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account,  as a fixed period,  as a specified dollar amount,  as all earnings in the Contract,  or based upon the life expectancy of the Owner or the
Owner  and a  Beneficiary.  A  Contractowner  also  may  designate  the  desired frequency  of the  systematic  withdrawals,  which  may be  monthly,  quarterly, semiannually  or  annually.  The  Contractowner  may stop or  modify  systematic withdrawals  upon  proper  written  request  received  by  the  Company  at  its
Administrative  Office  at least 30 days in  advance  of the  requested  date of termination or  modification.  A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at  least  $100.  Upon  payment,  the
Contractowner's Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable  withdrawal  charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will  payment  of a  systematic  withdrawal  exceed the
Withdrawal  Value.  The Contract  will  automatically  terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated from the Contractowner's  Contract Value in the Subaccounts and the
Fixed Account,  as directed by the  Contractowner.  If a Contractowner  does not specify the  allocation,  the  systematic  withdrawal  will be deducted from the
Contract Value in the  Subaccounts  and the Fixed Account in the same proportion that the  Contract  Value is  allocated  among  the  Subaccounts  and the  Fixed
Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is  generally a ten-day  period  beginning  when you receive the  Contract.  The
Company  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by the Company.  The Company will refund purchase  payments allocated  to the  Subaccounts  rather than  Contract  Value in those states and circumstances that require it to do so.

DEATH BENEFIT -- If the Owner dies prior to the Annuity Start Date,  the Company will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the  Owner's  death and  instructions  regarding  payment to the
Designated  Beneficiary.  If there are Joint Owners,  the death benefit proceeds will be payable  upon receipt of due proof of death of either Owner prior to the
Annuity Start Date and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  Additionally,  if the  Owner is not a natural  person,  the amount of the death benefit will be based on the age of the oldest  Annuitant on the date the Contract  was issued.  If the death of the Owner occurs on or after the Annuity Start Date,  any death  benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt and any  uncollected  premium  tax. If an Owner dies during  the  Accumulation  Period and the age of each Owner was 75 or younger on the date the  Contract was issued,  the amount of the death  benefit will be the greatest of:

o    The sum of all Purchase  Payments,  less any reductions  caused by previous withdrawals,

o    The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company, or

o    The stepped-up death benefit.

     The stepped-up  death benefit for Contracts  issued prior to March 29, 1999 is: (1) the largest  death benefit on any Contract  anniversary  that is both an exact  multiple of four and occurs prior to the oldest Owner  attaining  age 76, plus (2) any Purchase Payments made since the applicable  anniversary,  less (3)
any withdrawals since the applicable  anniversary.  The stepped-up death benefit for Contracts issued on or after March 29, 1999 is:

o    The largest death benefit on any Contract  anniversary that occurs prior to the oldest Owner attaining age 76, plus

o    Any Purchase Payments made since the applicable Contract anniversary, less

o    Any withdrawals since the applicable anniversary.

     If an Owner dies  during the  Accumulation  Period and the age of any Owner was 76 or greater on the date the Contract was issued,  or if due proof of death
(regardless  of the age of any Owner on the date the  Contract  was  issued) and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit  will be the  Contract  Value on the date due  proof of death and instructions regarding payment are received by the Company at its Administrative
Office.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

     A death benefit is not available under a Group Contract.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans, if the surviving  spouse of the deceased Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with Qualified  Plans, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase  payments  before  allocating them to a  Contractowner's  Contract
Value.  However,  except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal,  including systematic withdrawals,  depending upon the Contract Year in which the withdrawal is made.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase  payments made during the year and for any  subsequent  Contract Year, to 10% of Contract Value as of the first day of that Contract Year. The withdrawal  charge generally applies to the amount of any withdrawal that exceeds the Free Withdrawal  amount.  The withdrawal  charge does not  apply,  however,  to  withdrawals  of  earnings.  For the  purpose  of determining any withdrawal  charge,  the Company deems any withdrawals  that are subject to the  withdrawal  charge to be made first from  purchase  payments and then from earnings.  Free withdrawal amounts do not reduce purchase payments for the purpose of determining future withdrawal  charges.  The amount of the charge will depend on the Contract Year in which the  withdrawal  is made  according to the following schedule:

------------------- -------------------------
  CONTRACT YEAR        WITHDRAWAL CHARGE
------------------- -------------------------
        1                      6%
        2                      6%
        3                      5%
        4                      4%
        5                      3%
        6                      2%
   7 and later                 0%
------------------- -------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  6% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 5 years. Subject to insurance  department approval,  the withdrawal charge also  will be  waived  on a full or  partial  withdrawal  if the  Owner has been diagnosed  with a  terminal  illness,  or  upon  confinement  to a  hospital  or qualified  skilled nursing facility for 90 consecutive days or more. See "Waiver of Withdrawal Charge." The Company will assess the withdrawal charge against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions  of up to 6% of  aggregate  purchase  payments  and an annual  trail commission  of up to 1.0% of Contract  Value.  The Company also may pay override payments, expense allowances,  bonuses, wholesaler fees and training allowances.
Registered  representatives  earn commissions from the broker-dealers with which they are affiliated  and such  arrangements  will vary. In addition,  registered representatives may be eligible under programs adopted by the Company to receive non-cash  compensation  such as expense-paid due diligence trips and educational seminars.  No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

WAIVER OF WITHDRAWAL  CHARGE -- The Company will waive the withdrawal  charge on any full or partial  withdrawal  in the event of  confinement  of the Owner to a hospital or nursing  facility or diagnosis of a terminal  illness,  as discussed below.

     The Company will waive the withdrawal charge in the event of confinement to a hospital or nursing facility,  provided the following  conditions are met: (1)
the  Contractowner  has been  confined to a  "hospital"  or  "qualified  skilled nursing  facility" (as defined on page 4) for at least 90 consecutive days prior to the date of the  withdrawal;  (2) the  Contractowner  is so confined when the
Company  receives the waiver  request and became so confined  after the date the
Contract was issued;  and (3) the request for waiver submitted to the Company is accompanied  by a properly  completed  claim form which may be obtained from the
Company and a written physician's statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.

     The  Company  will  waive the  surrender  charge  due to  terminal  illness provided  the  following  conditions  are met:  (1) the  Contractowner  has been diagnosed by a licensed  physician with a "terminal illness" (as defined on page
5); (2) such illness was first diagnosed after the Contract was issued;  and (3)
a request  for waiver is  submitted  to the  Company  accompanied  by a properly completed  claim  form  that may be  obtained  from the  Company  and a  written statement by a licensed  physician  certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.

     The  Company  reserves  the right to have the  Contractowner  examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waivers are not available in certain  states pending department of insurance approval. If a waiver is later approved by the insurance department of a state,  the Company intends to make the waiver  available to all
Contractowners  in that state at that time,  but there can be no assurance  that the waiver will be approved.  The terminal  illness  waiver is not  available to
Contractholders  residing  in  New  Jersey.  Prospective  Contractowners  should contact their agent concerning availability of the waivers in their state.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the  Contracts.  The  charge  is equal to an annual  rate of 1.25% of each
Subaccount's  average  daily net assets  (1.2% with  respect to  Contract  Value applied under Annuity  Options 1 through 4, 7 and 8). This amount is intended to compensate  the  Company  for certain  mortality  and expense  risks the Company assumes in  offering  and  administering  the  Contracts  and in  operating  the
Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including distribution expenses.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The administration  charge is not  assessed  against  Contract  Value which has been applied under  Annuity  Options 1 through 4, 7 and 8. The purpose of this charge is to reimburse the Company for the expenses  associated with  administration of the Contracts and operation of the  Subaccounts.  The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company currently deducts this charge upon the Annuity Start Date or upon full or partial  withdrawal  if a premium  tax was  incurred  and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contracts,  or that are  attributable to payment of  premiums  or  acquisition  costs  under  the  Contracts.  No such  charge is currently  assessed.  See "Tax  Status  of  Security  Benefit  and the  Separate
Account" and "Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent deferred sales charge and administrative  charge for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE  OF CERTAIN  CHARGES  -- The  Company  guarantees  that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 1.25% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares at the net asset value of each Underlying  Fund.  Each Underlying  Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding
Series. As a result,  the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual  Contract  Anniversary.  See "Selection of an Option." If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

     If you are a Participant  under a Qualified Plan in connection with which a
Group Contract is issued, you may elect to use an eligible rollover distribution
(or with  respect  to a Section  457 Plan,  any  distribution)  from the Plan to purchase an annuity  contract  from the Company that offers the annuity  options and rates set forth in the  Contract.  The  Participant's  purchase  payment and application  must be acceptable to the Company under its rules and practices and the  provisions of the Contract.  On the Annuity Start Date,  the proceeds under the  Contract (or in the case of a Group  Contract,  the  distribution  from the
Plan) will be applied to provide an annuity  under one of the options  described below.  Each option is available in two  forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Account. A combination  variable  and fixed  annuity is also  available.  Variable  annuity payments  will  fluctuate  with the  investment  performance  of the  applicable
Subaccounts  while fixed annuity payments will not. Unless you direct otherwise, proceeds  derived  from  Contract  Value  allocated to the  Subaccounts  will be applied to purchase a variable  annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.  The proceeds  under  the  Contract  will be  equal  to your  Contract  Value  in the
Subaccounts  and the Fixed Account as of the Annuity Start Date,  reduced by any applicable  premium taxes and withdrawal  charges and any  outstanding  Contract
Debt.

     The Contracts provide for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without  regard to annuity  rates.  If no
Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic  option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 120 months under Option
2.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner,  with the guarantee  that, if, at the death of all  Annuitants,  payments have been made for less than the selected  fixed period,  the  remaining  unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the  amount  elected by the Owner  will be made  until the  amount  applied  and interest thereon are exhausted, with the guarantee that, if, at the death of all
Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated  period which may be 5, 10, 15 or 20 years,  as elected by the Owner.  If the Annuitant dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the
Primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables which are used to calculate variable annuity payments for Annuity Options
1 through 4, 7 and 8 are based on an "assumed interest rate" of 3.5%, compounded annually.  Variable  annuity  payments  generally  increase or decrease from one annuity  payment date to the next based upon the  performance  of the applicable
Subaccounts during the interim period adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest rate,  the annuity  payments will remain  constant.  If the  performance  of the
Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed  interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity  payment  would  increase more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.

     For Non-Qualified  Plans, the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
The  Company has been  advised  that the staff of the SEC has not  reviewed  the disclosure in this Prospectus  relating to the Fixed Account.  This  disclosure, however,  may be subject  to  certain  generally  applicable  provisions  of the federal  securities laws relating to the accuracy and completeness of statements made in the  Prospectus.  This  Prospectus  is generally  intended to serve as a disclosure  document  only for  aspects of a  Contract  involving  the  Separate
Account and contains only selected information  regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  Current
Rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  withdrawals,  or transfers  from the Fixed Account will be deemed  to be taken in the  following  order:  (1) from any  portion  of
Contract  Value  allocated to the Fixed Account for which the  Guarantee  Period expires during the calendar month in which the withdrawal,  loan, or transfer is effected;  (2) then in the order  beginning  with that portion of such  Contract
Value  which has the  longest  amount of time  remaining  before  the end of its
Guarantee  Period and (3) ending with that portion which has the least amount of time  remaining  before the end of its Guarantee  Period.  For more  information about  transfers and  withdrawals  from the Fixed  Account,  see  "Transfers and
Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT  CHARGES  --  Premium  taxes  will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who  allocate  purchase  payments  or transfer  Contract  Value to the
Subaccounts.  The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account,  and any amounts that the
Company pays for income taxes allocable to the  Subaccounts  will not be charged against the Fixed Account. In addition,  you will not pay directly or indirectly the investment  advisory fees and operating  expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) from Contract Value,  the Guarantee Period of which expires  during  the  calendar  month in which the  transfer  is  effected,  (2)
pursuant to the Dollar Cost Averaging  Option,  provided that such transfers are scheduled  to be made over a period of not less than one year,  and (3) pursuant to the Asset  Reallocation  Option,  provided  that,  upon  receipt of the Asset
Reallocation  Request,  Contract Value is allocated  among the Fixed Account and the  Subaccounts  in  the  percentages  selected  by the  Contractowner  without violating the  restrictions on transfers from the Fixed Account set forth in (1)
above.  Accordingly,  if you desire to implement the Asset Reallocation  Option, you should do so at a time when Contract Value may be transferred from the Fixed
Account to the Subaccounts  without violating the restrictions on transfers from the  Fixed  Account.  Once you  implement  an  Asset  Reallocation  Option,  the restrictions  on  transfers  will not apply to  transfers  made  pursuant to the
Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals." In addition,  to the same extent as  Contractowners  with Contract
Value in the  Subaccounts,  the Owner of a Contract  used in  connection  with a
Qualified  Plan  may  obtain  a loan if so  permitted  under  the  terms  of the
Qualified Plan. See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in  any  later  change  shown  in  the  Company's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights  that the  Contract  grants or the  Company  allows.  The Owner may be an entity that is not a living  person such as a trust or  corporation  referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or  Joint  Owner  during  the  Accumulation  Period.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner during the Accumulation Period.  Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The  Contractowner  may change  the  Primary  Beneficiary  at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  may share in the surplus  earnings of the  Company.
However,  the current dividend scale is zero and the Company does not anticipate that dividends  will be paid.  Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount to the Fixed Account on the Valuation Date a proper  written  request is received at the Company's  Administrative  Office.  However,  the Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the NYSE is closed other than  customary  weekend and holiday closings,

o    During which trading on the NYSE is restricted as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company.  A loan must be taken prior to the Annuity Start Date. The minimum loan that may be taken is $1,000.  The maximum  amount of all loans on all  contracts combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan  balance  within the  preceding  12-month period  ending  on the day  before  the  date  the  loan is  made;  over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or  $10,000,  whichever  is greater  (the  $10,000  limit is not available  for  Contracts  issued  under a 403(b) Plan  subject to the  Employee
Retirement  Income  Security Act of 1974).  The Internal  Revenue Code  requires aggregation of all loans made to an individual  employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other  providers,  we will only use  information  available  under  annuity contracts  issued by us, and you will be responsible for  determining  your loan limits  considering loans from other providers.  Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.5%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2.5%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  Upon receipt of a loan  payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current instructions with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan balance, with any accrued interest,  will be reported as income to the IRS.
The Company may agree to extend these  deadlines  for late  payments  within any limits imposed by IRS regulations.  Once a loan has gone into default, regularly scheduled  payments  will not be accepted.  No new loans will be allowed while a loan is in  default.  Interest  will  continue  to accrue on a loan in  default.
Contract  Value equal to the amount of the accrued  interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance  may be  deducted  from  Contract  Value on or after  the  Contractowner attains  age 59 1/2.  The  Contract  will  be  automatically  terminated  if the outstanding  loan balance on a loan in default  equals or exceeds the Withdrawal
Value.  The proceeds  from the  Contract  will be used to repay the debt and any applicable withdrawal charge. Because of the adverse tax consequences associated with defaulting on a loan, you should  carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective  Contractowners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial  need,  such as  paying  for  medical  expenses,  purchasing  a residence,  paying  certain  tuition  expenses or paying amounts needed to avoid eviction or foreclosure,  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
Participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Government  Code. In accordance with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  as a non-tax  qualified  retirement  plan and for  individuals  and groups which are Qualified  Plans under the  provisions of the Internal  Revenue
Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a  Contract,  on annuity  payments,  and on the  economic  benefits to the
Owner,  the Annuitant,  and the  Beneficiary or other payee will depend upon the type of retirement  plan,  if any, for which the Contract is purchased,  the tax and employment status of the individuals involved and a number of other factors.
The discussion  contained herein and in the Statement of Additional  Information is general in nature and is not intended to be an  exhaustive  discussion of all questions that might arise in connection  with a Contract.  It is based upon the
Company's  understanding  of the present  federal  income tax laws as  currently interpreted by the IRS, and is not intended as tax advice.  No representation is made regarding the likelihood of  continuation of the present federal income tax laws  or of the  current  interpretations  by the  IRS  or  the  courts.  Future legislation may affect annuity  contracts  adversely.  Moreover,  no attempt has been  made to  consider  any  applicable  state or other  laws.  Because  of the inherent  complexity  of the tax laws and the fact  that tax  results  will vary according to the particular  circumstances  of the  individual  involved and, if applicable,  the Qualified  Plan, a person  should  consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction  involving  a  Contract.  THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE
REGARDING THE TAX STATUS OF, OR TAX  CONSEQUENCES  ARISING FROM, ANY CONTRACT OR
ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the
Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  Contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account.  In  addition,  the Company  does not know what  standards  will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company  therefore  reserves the right to modify the Contract,  as it deems  appropriate,  to attempt to prevent a  Contractowner from  being  considered  the  owner of a pro rata  share  of the  assets  of the
Separate  Account.  Moreover,  in the event  that  regulations  or  rulings  are adopted,  there can be no  assurance  that the Series will be able to operate as currently  described in the  Prospectus,  or that the Underlying  Funds will not have to change their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section 401, 403(b),  408, 408(A) or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee  reaches age 70 1/2 or retires  ("required  beginning  date").  The required  beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no
designated   beneficiary  or  if  delayed   distributions  are  elected  by  the
beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section 401 may be eligible for favorable tax treatment by certain  individuals.
A "lump-sum"  distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes  payable:  (i) on account of the  employee's  death,  (ii) after the  employee  attains age 59 1/2,  (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become  disabled (in the case of a self-employed person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be  eligible  for a tax-free  rollover  to  another  eligible  retirement  plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401."

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit for a Section  403(b)  plan is similar to the limits on  contributions  to qualified  retirement  plans and depends upon,  among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's  earned income under current tax law compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2003-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the tax year 2006 or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code;  however,  the required  beginning date for traditional
IRAs is  generally  the date  that the  Contractowner  reaches  age 70  1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning date. See "Section 401."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each  distribution may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  which bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions  to a Roth IRA are not  deductible and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to
minimum  required  distribution  rules  during  the  Contractowner's   lifetime.
Generally, however, the amount in a remaining Roth IRA after the Contractowner's death must begin to be  distributed  by the end of the first calendar year after death,  and  made  over  the  beneficiary's  life  expectancy.  If  there  is no beneficiary,  or if the beneficiary elects to delay  distributions,  the account must be  distributed  by the end of the fifth full  calendar year after death of the Contractowner.

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose  methods of investment in the case of a tax-exempt  employer  sponsor, all amounts  deferred under the plan, and any income thereon,  remain solely the property of the  employer  and  subject to the claims of its general  creditors, until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government  employer must be held in trust (or custodial  account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section  401 of the Code.  See  "Section  401."  Since under a Section 457 plan, contributions are generally  excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.  Distributions from a Section
457 plan for a tax-exempt  employer  are not  eligible  for tax-free  rollovers.
Distributions from a governmental Section 457 plan may be rolled over to another eligible retirement plan including an IRA.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of a  participant  in a Section
401 plan,  Section 403(b) plan or  governmental  Section 457 plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount  received to an "eligible  retirement  plan," then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a specified  period  of at least  ten  years.  In  addition,  a  required  minimum distribution,  death  distributions  (except to a surviving  spouse) and certain corrective distributions will not qualify as eligible rollover distributions.  A rollover must be made directly between plans or indirectly  within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  retirement  plan qualified under  Code  Section  401,  a Section  403(b)  plan,  a  traditional  individual retirement account or annuity under Code Section 408, or a governmental deferred compensation plan under Code Section 457. With respect to a Section 403(b) plan, an  "eligible  retirement  plan"  will  be  another  Section  403(b)  plan or an individual retirement account or annuity described in Code Section 408.

     A Section 401 plan,  a Section  403(b) plan or a  governmental  Section 457 plan must  generally  provide  a  participant  receiving  an  eligible  rollover distribution the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to  distributions  from a Section 457 plan.  There are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments of fewer than ten years) from a Qualified Plan (other than IRAs and tax exempt entity  Section 457 plans) are generally  subject to mandatory 20% income tax  withholding.  However,  no  withholding is imposed if the  distribution  is
transferred   directly  to  another  eligible   retirement   plan.   Nonperiodic
distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Contractowner  considering adoption of a Qualified
Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent  tax adviser,  with regard to the  suitability  of the
Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of the  Underlying  Funds held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of  presently  applicable  law,  the Company  will  exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change,  and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable  to the  shares of the  Fund.  Voting  instructions  may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable  to  Contractowners,  if any, in the same  proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  EXCHANGE  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the
proper  form  has  been   completed,   signed,   and  filed  at  the   Company's
Administrative  Office.  The Company has established  procedures to confirm that instructions  communicated  by telephone  are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its procedures. The Company's procedures require that any person requesting a  transfer  by  telephone  provide  the  account  number  and the  Owner's  tax identification number and such instructions must be received on a recorded line.
The Company reserves the right to deny any telephone  transfer  request.  If all telephone  lines are busy (which might occur,  for  example,  during  periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests,  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq.,  Associate  General Counsel,  of the Company,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this  Prospectus,  the Company's  authority to issue the
Contracts under Kansas law, and the validity of the forms of the Contracts under
Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the deduction of the  administrative  charge,  mortality and expense risk charge and contingent  deferred sales charge and may  simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts  were not available for purchase until July 1, 1997, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account VIII at December 31, 2002, and
for each of the specified  periods  ended  December 31, 2002, or for portions of such  periods as  disclosed  in the  financial  statements,  are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 401
   Section 403(b)
   Section 408 and 408A
   Section 457

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                     VARIFLEX SIGNATURE(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

        INDIVIDUAL AND GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in conjunction with the current  Prospectus for the Variflex  Signature Variable
Annuity dated May 1, 2003, as it may be  supplemented  from time to time. A copy
of  the   Prospectus   may  be  obtained  from   Security   Benefit  by  calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                                        PAGE

GENERAL INFORMATION AND HISTORY.........................................  3
   Safekeeping of Assets................................................  3

DISTRIBUTION OF THE CONTRACT............................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER

GENERAL INFORMATION AND HISTORY

For a  description  of the  Variflex  Signature  Variable  Annuity,  a  flexible purchase payment deferred variable annuity contract (the  "Contract"),  Security
Benefit Life Insurance  Company (the  "Company"),  and the SBL Variable  Annuity
Account VIII (the "Separate  Account"),  see the  Prospectus.  This Statement of
Additional  Information contains information that supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled  "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Fund in  non-certificated  form, are held separate and apart from the assets  of the  Company's  General  Account  and its  other  separate  accounts.
Additional  protection  for such  assets is  offered  by the  Company's  blanket fidelity  bond  presently  covering all officers  and  employees  for a total of
$10,000,000 per loss.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contracts is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the  aggregate 6% of purchase  payments and 1% of contract value on an annualized basis.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 401 -- The applicable  annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase  payments on behalf of a participant to all defined  contribution  plans  maintained by an employer are limited  under Section  415(c) of the Internal  Revenue Code to the lesser of (a) $40,000,  or (b) 100% of the  participant's  annual  compensation.
Salary reduction contributions to a cash-or-deferred  (401(k)) arrangement under a profit  sharing plan are subject to  additional  annual  limits under  Section
402(g).  Contributions  to  a  defined  benefit  pension  plan  are  actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's  defined benefit plan is limited under Section 415(b) of the Internal
Revenue Code.  Rollover  contributions are not subject to the annual limitations described above.

SECTION  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                  ADDITIONAL
       TAX YEAR                 CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTION 408 AND 408(A) --  Premiums  (other than  rollover  contributions)  paid under a  Contract  used in  connection  with a  traditional  or Roth  individual retirement  annuity (IRA) that is described in Section 408 or Section  408(A) of the  Internal  Revenue Code are subject to the limits on  contributions  to IRAs under Section 219(b) of the Internal  Revenue Code.  Under Section 219(b) of the
Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the  individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

(If an  individual  is age 50 or over,  the  individual  may make an  additional catch-up  contribution  to a  traditional  IRA of $500  during  the tax years of
2003-2005, or $1,000 for the 2006 tax year or any tax year thereafter.)

Spousal IRAs allow an owner and his or her spouse to each  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is at least equal to the combined  contributions.  The maximum amount the higher  compensated spouse may contribute for the year is the lesser of the  applicable  dollar  amount as shown in the table above or 100% of that  spouse's  compensation.  The  maximum  the lower  compensated  spouse  may contribute  is the lesser of (i) the  applicable  dollar  amount as shown in the table above or (ii) 100% of that spouse's  compensation plus the amount by which the  higher  compensated  spouse's  compensation  exceeds  the amount the higher compensated  spouse  contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the
Owner  and his or her  spouse  for the year and  whether  either  is an  "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 25% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

SECTION  457 --  Contributions  on behalf of an  employee  to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years beginning after the 2006 tax year.

If the employee  participates  in more than one Section 457 plan, the applicable dollar limit  applies to  contributions  to all such  programs.  The Section 457 limit may be increased  during the last three years  ending  before the employee reaches his or her normal retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be  deferred.  Alternatively,  if an  individual  is  age 50 or  over,  catch-up contributions  can be made to a Section 457 plan during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                 ADDITIONAL
        TAX YEAR               CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market  Subaccount will be based on the change in the value,  exclusive  of capital  changes and income  other than  investment income,  of a hypothetical  investment in a Contract over a particular seven day period,  less a  hypothetical  charge  reflecting  deductions  from the Contract during  the  period  (the  "base  period")  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested.  Calculation of
"effective  yield"  begins with the same "base period  return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day period ended December 31, 2002, the yield for the Money Market
Subaccount  was -0.04% and the effective  yield for the Money Market  Subaccount was -0.04%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                     YIELD    = 2[(a-b + 1)^6 - 1]
                                   ---
                                   cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2002,  the yield for the  Diversified
Income  Subaccount was 4.67%. For the 30-day period ended December 31, 2002, the yield for the High Yield Subaccount was 7.50%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the Subaccount , calculated pursuant to the following formula: P(1 + T)n =
ERV (where P = a hypothetical  initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations of total return may  simultaneously  be shown for other periods and will include total return for periods  beginning prior to availability of the Contract.  Such total return figures are based upon the performance of the respective  Series of
SBL Fund, adjusted to reflect the charges imposed under the Contract.

Average annual total return  figures  reflect the deduction of the mortality and expense  risk and  administration  charges  and the  contingent  deferred  sales charge.  Total return figures may be quoted that do not reflect deduction of the contingent  deferred  sales  charge.  Such charges if reflected  would lower the level of return quoted.  Total return  figures that do not reflect  deduction of the contingent deferred sales charge will be accompanied by total return figures that reflect  such charge.  The  performance  figures  herein for the High Yield
Subaccount, Small Cap Growth Subaccount and the International Subaccount reflect the reimbursement of certain expenses by the Investment  Adviser. In the absence of such reimbursement, the performance figures would be reduced.

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales
Charge and Administrative Fee)
--------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS
--------------------------------------------------------------

Equity Series                  (29.19)%   (6.32)%     4.54%(1)
--------------------------------------------------------------
Large Cap Value Series         (29.25)%   (7.90)%     2.35%(1)
--------------------------------------------------------------
Global Series                  (27.93)%    3.39%      6.49%(1)
--------------------------------------------------------------
Diversified Income Series        2.37%     3.82%      4.99%(1)
--------------------------------------------------------------
Large Cap Growth Series        (31.96)%  (25.66)%(7)  ---
--------------------------------------------------------------
Enhanced Index Series          (28.13)%  (12.26)%(6)  ---
--------------------------------------------------------------
International Series           (25.88)%  (14.25)%(6)  ---
--------------------------------------------------------------
Mid Cap Growth Series          (34.24)%    4.07%      9.21%(1)
--------------------------------------------------------------
Managed Asset Allocation
Series                         (15.71)%    0.06%      4.76%(2)
--------------------------------------------------------------
Equity Income Series           (19.23)%    0.21%      8.09%(2)
--------------------------------------------------------------
High Yield Series               (6.32)%    0.10%      3.18%(3)
--------------------------------------------------------------
Small Cap Value Series         (13.23)%    4.77%(7)   ---
--------------------------------------------------------------
Social Awareness Series        (27.20)%   (3.77)%     4.83%(1)
--------------------------------------------------------------
Technology Series              (41.86)%  (39.04)%(7)  ---
--------------------------------------------------------------
Mid Cap Value Series           (19.85)%   10.19%     14.14%(4)
--------------------------------------------------------------
Main Street Growth and
Income(R) Series               (24.73)%  (17.25)%(7)  ---
--------------------------------------------------------------
Small Cap Growth Series        (31.47)%   (1.74)%    (2.36)%(5)
--------------------------------------------------------------
Select 25 Series               (31.57)%  (11.92)%(6)  ---
--------------------------------------------------------------
1   From April 4, 1995 (Subaccount date of inception) to
    December 31, 2002.

2   From June 1, 1995 (Subaccount date of inception) to
    December 31, 2002.

3   From August 5, 1996 (Subaccount date of inception) to
    December 31, 2002.

4   From May 1, 1997 (Subaccount date of inception) to
    December 31, 2002.

5   From October 15, 1997 (Subaccount date of inception) to
    December 31, 2002.

6   From May 3, 1999 (Subaccount date of inception) to
    December 31, 2002.

7   From May 1, 2000 (Subaccount date of inception) to
    December 31, 2002.

-------------------------------------------------------------

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies, characteristics and quality of Underlying Fund in which the Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology underlying stock selection or a Subaccounts's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to illustrate  investment  attributes  to a Subaccount or the general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other  persons may be used to illustrate  aspects of a  Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests may be compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the  Subaccount's  historic  performance or current or potential  value with respect to the particular  industry or sector;  (g) a hypothetical or model portfolio or (h) other subaccounts or variable  annuities.  The Separate Account may also discuss and compare in advertising the relative  performance of various types of investment instruments  including,  but not limited to, certificates of deposit,  ordinary interest savings  accounts,  other forms of fixed or variable time deposits,  qualified  retirement plans, stocks,  Treasury  securities,  and bonds,  over various time periods and covering  various  holding  periods.  Such comparisons may compare these investment  categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and products offered by the Security  FundsSM,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial  statements of Variable
Annuity Account VIII at December 31, 2002 and for each of the specified  periods ended  December  31,  2002,or for  portions of such  periods as disclosed in the financial statements,  included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December 31, 2002,  and 2001, and for each of the three years in the period ended  December 31, 2002,  and the  financial  statements of
Variable  Annuity  Account  VIII at  December  31,  2002,  and  for  each of the specified  periods  ended  December 31, 2002, or for portions of such periods as disclosed in the  financial  statements,  are set forth herein,  following  this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  (a)    Financial Statements

                         Financial  statements for SBL Variable Account VIII are
                         incorporated  herein  by  reference  to  the  financial
                         statements filed with SBL Variable Annuity Account VIII
                         (Variflex  Extra  Credit)  Post  Effective  Amendment 4
                         under the  Securities  Act of 1933 and Amendment No. 25
                         under   the   Investment   Company   Act  of   1940  to
                         Registration  Statement No.  333-93947 (filed April 30,
                         2003).

                         The  consolidated   financial  statements  of  Security
                         Benefit  Life  Insurance  Company and  Subsidiaries  at
                         December  31, 2002 and 2001,  and for each of the three
                         years  in  the  period  ended  December  31,  2002  are
                         incorporated  herein  by  reference  to  the  financial
                         statements  filed with the  Variflex  Separate  Account
                         Post-Effective  Amendment  No. 27 under the  Securities
                         Act of 1933 and Amendment  No. 26 under the  Investment
                         Company  Act of  1940  to  Registration  Statement  No.
                         2-89328 (filed April 30, 2003).

                  (b)    Exhibits

                           (1)  Resolution of the Board of Directors of Security
                                Benefit   Life   Insurance    Company    ("SBL")
                                authorizing   establishment   of  the   Separate
                                Account(a)

                           (2)  Not Applicable

                           (3)  (a)   Facilities Agreement(l)
                                (b)   SBL   Variable    Products   Schedule   of
                                      Commissions(k)
                                (c)   Marketing Organization Agreement(f)
                                (d)   SBL Variable Products Sales Agreement(j)
                                (e)   Schedule of Asset Based Commissions(f)

                           (4)  (a)   Individual  Contract (Form V6025 1-97) (k)
                                (b)   Individual   Contract-Unisex  (Form  V6025
                                      1-97U)(c)
                                (c)   Group  Unallocated  Contract  (Form  V6320
                                      2-97) (i)
                                (d)   Tax-Sheltered  Annuity  Endorsement  (Form
                                      6832A R9-96)(a)
                                (e)   Withdrawal Charge Waiver Endorsement (Form
                                      V6051 3-96)(a)
                                (f)   Waiver of  Withdrawal  Charge for Terminal
                                      Illness   Endorsement   (Form   V6051   TI
                                      2-97)(a)
                                (g)   Simple   Individual   Retirement   Annuity
                                      Endorsement (Form 4453C-5S 2-97)(a)
                                (h)   Individual  Retirement Annuity Endorsement
                                      (Form V6849A 1-97)(c)
                                (i)   Loan Endorsement (Form V6066 10-00)(k)
                                (j)   Group   Withdrawal   Charge  Waiver  (Form
                                      GV6051 3-96)(c)
                                (k)   Group  Certificate Loan Endorsement  (Form
                                      GV6821 L-4 1-97)(c)
                                (l)   Roth IRA Endorsement (Form V6851 10-97)(c)
                                (m)   Section   457   Endorsement   (Form  V6054
                                      1-98)(c)
                                (n)   403a Endorsement (Form V6057 10-98)(e)
                                (o)   Death  Benefit   Endorsement  (Form  V6050
                                      R4-99)(g)
                                (p)   Method for  Deductions  Endorsement  (Form
                                      V6071 3-01)(h)
                                (q)   Texas Optional Retirement Plan Rider (Form
                                      V6932G 7-00)(h)

                           (5)  Form of Application  (Form V7552 2-97)(g)

                           (6)  (a)  Composite of Articles of  Incorporation  of
                                     SBL(d)
                                (b)  Bylaws of SBL(d)

                           (7)  Not Applicable

                           (8)  Not Applicable

                           (9)  Opinion of Counsel(i)

                          (10)  Consent of Independent Auditors

                          (11)  Not Applicable

                          (12)  Not Applicable

                          (13)  Schedules of Computation of Performance

                          (14)  Powers of Attorney of Howard R. Fricke,  Kris A.
                                Robbins,  Sister Loretto Marie Colwell,  John C.
                                Dicus,  Steven  J.  Douglass,  Duane  L.  Fager,
                                William W. Hanna, John E. Hayes, Jr., Pat
                                A.  Loconto  and Robert C.  Wheeler(j)

                          (15)  Not Applicable

(a)    Incorporated  herein by reference to Exhibits filed with the Registrant's
       Initial Registration Statement No. 333-23723 (filed March 16, 1997).

(b)    Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post-Effective  Amendment  No.  1 under  the  Securities  Act of 1933 and
       Amendment No. 2 under the Investment  Company Act of 1940 to Registration
       Statement No. 333-23723 (filed October 15, 1997).

(c)    Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post-Effective  Amendment  No.  2 under  the  Securities  Act of 1933 and
       Amendment No. 3 under the Investment  Company Act of 1940 to Registration
       Statement No. 333-23723 (filed April 30, 1998).

(d)    Incorporated  herein by  reference  to Exhibits  filed with the  Variflex
       Separate Account Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

 (e)   Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post-Effective  Amendment  No.  4 under  the  Securities  Act of 1933 and
       Amendment No. 5 under the Investment  Company Act of 1940 to Registration
       Statement No. 333-23723 (filed April 30, 1999).

(f)    Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post-Effective  Amendment  No.  23 under the  Securities  Act of 1933 and
       Amendment No. 22 under the Investment Company Act of 1940 to Registration
       Statement No. 2-89328 (filed May 1, 2000).

 (g)   Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post  Effective  Amendment  No. 5 under  the  Securities  Act of 1933 and
       Amendment No. 16 under the Investment Company Act of 1940 to Registration
       Statement No. 333-23723 (filed May 1, 2000).

 (h)   Incorporated  herein by  reference  to Exhibits  filed with the  Variflex
       Separate Account Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89320 (filed April 11, 2001)

(i)    Incorporated  herein by  reference  to Exhibits  filed with the  Variflex
       Signature  Separate  Account  Post-Effective  Amendment  No. 6 under  the
       Securities Act of 1933 and Amendment No. 20 under the Investment  Company
       Act of 1940 to  Registration  Statement  No.  333-23723  (filed April 11,
       2001)

(j)    Incorporated  herein by  reference  to Exhibits  filed with SBL  Variable
       Account XIV  Post-Effective  Amendment No. 1 under the  Securities Act of
       1933 and  Amendment  No. 6 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-52114 (filed March 1, 2002)

(k)    Incorporated  herein by reference to Exhibits filed with the SBL Variable
       Annuity  Account XIV  Post-Effective  Amendment No. 1 under the Securties
       Act of 1933 and Amendment No. 2 under the Investment  Company Act of 1940 to Registration Statement No. 333-41180 (filed February 16, 2001).

(l)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 2003).

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

             Name and Principal
             BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

             Howard R. Fricke*                     Chairman of the Board and Director

             Kris A. Robbins*                      President, Chief Executive Officer
                                                   and Director

             Sister Loretto Marie Colwell          Director
             1700 SW 7th Street
             Topeka, Kansas 66606

             John C. Dicus                         Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass                    Director
             3231 East 6th Street
             Topeka, Kansas 66607

             Duane L. Fager                        Director
             3035 S. Topeka Blvd.
             Topeka, Kansas 66611

             William W. Hanna                      Director
             100 N. Broadway
             KS1-100-02-68
             Wichita, Kansas 67202

             John E. Hayes, Jr.                    Director
             200 Gulf Blvd.
             Belleair Shore, Florida 33786

             Pat A. Loconto                        Director
             c/o Mary Abdo
             400 West 15th Street, Suite 1700
             Austin, TX 78701

             Robert C. Wheeler                     Director
             400 SW 8th Street
             Topeka, Kansas 66603

             Donald J. Schepker*                   Senior Vice President, Chief
                                                   Financial Officer and Treasurer

             J. Michael Keefer*                    Senior Vice President, General
                                                   Counsel and Secretary

             Malcolm E. Robinson*                  Senior Vice President

             Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                   Marketing Officer

             Terry A. Milberger*                   Senior Vice President

             Venette K. Davis*                     Senior Vice President

             James R. Schmank*                     Senior Vice President

             J. Craig Anderson*                    Senior Vice President

             David J. Keith*                       Senior Vice President, IT and
                                                   Customer Management

             Amy J. Lee*                           Associate General Counsel, Vice
                                                   President and Assistant Secretary

             Thomas A. Swank*                      Senior Vice President and Chief
                                                   Risk Officer

             *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

              The Depositor,  Security Benefit Life Insurance  Company ("SBL" or
              "the  Company"),  is owned by Security  Benefit Corp.  through the ownership  of 700,000  of SBL's  700,010  issued  and  outstanding shares of common stock.  One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance  with
              the  requirements  of  Kansas  law.   Security  Benefit  Corp.  is
              wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL  policyholders.  As of December
              31, 2002 no one person  holds more than  approximately  0.0003% of the voting power of SBMHC.  The  Registrant is a segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with SBL Variable Annuity Account VIII or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV and XI,  Variflex  Separate
              Account (Variflex and Variflex Educator Series), SBL Variable Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              Parkstone Variable Annuity Separate Account,  SBL Variable Annuity
              Account XIV  (SecureDesigns),  SBL  Variable  Annuity  Account XIV
              (AdvisorDesigns).   SBL   Variable   Annuity   Account   XIV  (NEA
              Valuebuilder), SBL Variable Annuity Account XIV (Advance Designs),
              SBL Variable Annuity Account XIV (Security Benefit  Advisor),  SBL
              Variable Annuity Account XIV (AEA  Valuebuilder) and T. Rowe Price
              Variable Annuity Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2002, the approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                     Security Large Cap Value Fund         31.64%
                     SBL Fund                              100.0%

ITEM 27.      NUMBER OF CONTRACT OWNERS

              As of February 1, 2003,  there were 2,089 owners of the  Qualified
              Contracts and 1,961 owners of the Non-Qualified Contracts.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

The Articles of Incorporation include the following provision:

                         (a) No director of the  Corporation  shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his of her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                         (b)  Any  repeal  or   modification  of  the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful  defense of any action, suit or  proceeding)  is  asserted  by such  director,  officer or
              controlling   person  in  connection  with  the  Securities  being
              registered,  the  Depositor  will,  unless in the  opinion  of its counsel the matter has been  settled by a  controlling  precedent, submit to a court of  appropriate  jurisdiction  the  question  of whether such  indemnification  by it is against  public  policy as
              expressed   in  the  Act  and  will  be   governed  by  the  final
              adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts as distributor of the SBL Variable Annuity Account VIII contracts. SDI receives no compensation for its distribution function  in excess of the  commissions  it pays to  selling broker/dealers.  SDI  also  acts  as a  distributor  for SBL
                    Variable   Annuity   Accounts   I,  III,   IV,  XI  and  XIV
                    (SecureDesigns,   AdvisorDesigns  AdvanceDesigns,   Security
                    Benefit Advisor, AEA Valuebuilder and NEA Valuebuilder), SBL
                    Variable  Account  VIII  (Variflex  LS  and  Variflex  Extra
                    Credit),  Variflex  Separate Account  (Variflex and Variflex
                    Educator  Series),   SBL  Variable  Life  Insurance  Account
                    Varilife,  Security  Varilife Separate Account and Parkstone
                    Variable  Annuity  Separate   Account.   SDI  also  acts  as
                    principal   underwriter   for   the   following   management
                    investment companies:  Security Equity Fund, Security Income
                    Fund, Security Large Cap Value Fund, Security Municipal Bond
                    Fund,  Security Mid Cap Growth  Fund,  SBL Fund and Security
                    Financial Resources Collective Investments, LLC.

            (b)      Name and Principal                    Position and Offices
                     BUSINESS ADDRESS*                       WITH UNDERWRITER

                     Greg Garvin                           President and Director
                     Brenda M. Harwood                     Vice President and Director
                     James R. Schmank                      Director
                     Amy J. Lee                            Secretary
                     Tammy Brownfield                      Treasurer
                     Frank Memmo                           Director
                     Richard J. Wells                      Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in  connection  with  the  sale  of  Variflex  Signature contracts.  These  payments are not expected to exceed 0.75%
                    of sales.  For the fiscal year ended  December 31, 2002, SDI received  payments in the amount of $149,728  from SBL under this arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    SBL Variable  Annuity  Account VIII  contract  application a space that an applicant  can check to request a Statement of
                    Additional Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Subject to the terms and  conditions of Section 15(d) of the
                    Securities  Exchange  Act of  1934,  the  Registrant  hereby
                    undertakes  to  file  with  the   Securities   and  Exchange
                    Commission  such  supplementary  and  periodic  information, documents,  and reports as may be  prescribed by any rule or regulation of the  Commission  heretofore or hereafter  duly adopted pursuant to authority conferred in that Section.

              (e)   SBL,  sponsor of the unit  investment  trust,  SBL  Variable
                    Annuity Account VIII,  hereby  represents that it is relying upon  American  Council  of Life  Insurance,  SEC  No-Action
                    Letter,  [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH)
                    P. 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs  (1)-(4) of such  no-action  letter which are incorporated herein by reference.

              (f)   Depositor  represents  that the fees  and  charges  deducted under the  contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (g)   Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants  under the Texas Optional  Retirement
                    Program  and that it has  complied  with the  provisions  of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane L. Fager                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

William W. Hanna                        SBL VARIABLE ANNUITY ACCOUNT VII
Director                                VARIFLEX SIGNATURE
                                        (The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                          (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Pat A. Loconto                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   AMY J. LEE
                                                  ------------------------------------
                                                  Amy J. Lee, Vice President, Associate
                                                  General Counsel and Assistant Secretary

                                          Date:  April 1, 2003

                                  EXHIBIT INDEX

  (1)    None

  (2)    None

  (3)    (a) None
         (b) None
         (c) None
         (d) None
         (e) None

  (4)    (a) None
         (b) None
         (c) None
         (d) None
         (e) None
         (f) None
         (g) None
         (h) None
         (i) None
         (j) None
         (k) None
         (l) None
         (m) None
         (n) None
         (o) None
         (p) None
         (q) None

  (5)    None

  (6)    (a) None
         (b) None

  (7)    None

  (8)    None

  (9)    None

 (10)    Consent of Independent Auditors

 (11)    None

 (12)    None

 (13)    Schedules of Computation of Performance

 (14)    None

 (15)    None